OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other current receivables

USDm	2020	2019	2018
Partners and commercial managements	—	1.9	—
Derivative financial instruments	4.5	0.5	3.7
Other (2020: including escrow account USD 14.9m)	20.4	2.3	2.6
Balance as of 31 December	24.9	6.2	7.5